CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2014	$ 1,983	$ 71,550	$ (1,850)	$ 49,067	$ (30,054)	$ 3,887	$ 94,583
Balance, shares at Dec. 31, 2014	23,476
Changes during period:
Net income				24,971		1,601	26,572
Other comprehensive income (loss)			(15,670)			(136)	(15,806)
Dividend paid to non-controlling interests						(1,229)	(1,229)
Dividend paid				(13,171)			(13,171)
Dividend declared				(3,128)			(3,128)
Balance at Dec. 31, 2015	$ 1,983	71,550	(17,520)	57,739	(30,054)	4,123	87,821
Balance, shares at Dec. 31, 2015	23,476
Changes during period:
Net income				32,139		2,589	34,728
Other comprehensive income (loss)			4,553			244	4,777
Dividend paid to non-controlling interests						(994)	(994)
Dividend paid				(13,968)			(13,968)
Dividend declared				(4,193)			(4,193)
Balance at Dec. 31, 2016	$ 1,983	71,550	(12,967)	71,717	(30,054)	5,942	$ 108,171
Balance, shares at Dec. 31, 2016	23,476						23,475,431
Changes during period:
Net income				43,794		2,567	$ 46,361
Other comprehensive income (loss)			3,213			574	3,787
Dividend paid to non-controlling interests						(1,644)	(1,644)
Dividend paid				(18,452)			(18,452)
Dividend declared				(4,994)			(4,994)
Balance at Dec. 31, 2017	$ 1,983	$ 71,550	$ (9,754)	$ 92,065	$ (30,054)	$ 7,439	$ 133,229
Balance, shares at Dec. 31, 2017	23,476						23,475,431